Netting Arrangements for Certain Financial Instruments - Information on Company's Accounting Netting Adjustments and Items Not Offset in Consolidated Balance Sheet But Available for Offset in Event of Default (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Offsetting [Abstract]
Derivative assets Gross Recognized Assets	$ 1,847	$ 1,349
Reverse repurchase agreements Gross Recognized Assets	40	87
Securities borrowed Gross Recognized Assets	638	723
Total Gross Recognized Assets	2,525	2,159
Derivative assets Gross amounts assets offset in consolidated balance sheet	(870)	(599)
Total Gross amounts assets offset in consolidated balance sheet	(870)	(599)
Derivative assets Net Amounts Presented in the Consolidated Balance Sheet	977	750
Reverse repurchase agreements Net Amounts Presented in the Consolidated Balance Sheet	40	87
Securities borrowed Net Amounts Presented in the Consolidated Balance Sheet	638	723
Total Net Amounts Presented in the Consolidated Balance Sheet	1,655	1,560
Derivative assets Gross Amounts Not Offset Consolidated Balance Financial Instruments	(58)	(21)
Reverse repurchase agreements Gross financial instrument asset amounts not offset in consolidated balance sheet	(40)	(59)
Securities borrowed Gross financial instrument asset amounts not offset in consolidated balance sheet	0	0
Total Gross financial instrument asset amounts not offset in consolidated balance sheet	(98)	(80)
Reverse repurchase agreements Gross collateral received amounts not offset in consolidated balance sheet		(28)
Securities borrowed Gross collateral received amounts not offset in consolidated balance sheet	(620)	(698)
Total Gross collateral received amounts not offset in consolidated balance sheet	(620)	(726)
Derivative assets Net Amount	919	729
Reverse repurchase agreements Net Amount	0	0
Securities borrowed Net Amount	18	25
Total Net Amount Assets	937	754
Derivative liabilities Gross recognized liabilities	1,847	1,598
Repurchase agreements Gross recognized liabilities	948	2,059
Securities loaned Gross recognized liabilities	47
Total Gross recognized liabilities	2,842	3,657
Derivative liabilities Gross amounts liabilities offset in consolidated balance sheet	(1,317)	(1,192)
Total Gross amounts liabilities offset in consolidated balance sheet	(1,317)	(1,192)
Derivative liabilities Net amounts liabilities presented in consolidated balance sheet	530	406
Repurchase agreements Net amounts liabilities presented in consolidated balance sheet	948	2,059
Securities loaned Net amounts liabilities presented in consolidated balance sheet	47
Total Net amounts liabilities presented in consolidated balance sheet	1,525	2,465
Derivative liabilities Gross financial instrument liability amounts not offset in consolidated balance sheet	(58)	(21)
Repurchase agreements Gross financial instrument liability amounts not offset in consolidated balance sheet	(40)	(59)
Securities loaned Gross financial instruments not offset in consolidated balance sheet	0	0
Total Gross financial instrument liability amounts not offset in consolidated balance sheet	(98)	(80)
Repurchase agreements Gross collateral pledged amounts not offset in consolidated balance sheet	(908)	(2,000)
Securities loaned Gross collateral pledged amounts not offset in consolidated balance sheet	(46)
Total Gross collateral pledged amounts not offset in consolidated balance sheet	(954)	(2,000)
Derivative liabilities Net Amount	472	385
Repurchase agreements Net Amount	0	0
Securities loaned net amount	1
Total Net Amount Liabilities	$ 473	$ 385